Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001109116
Registrant Name	ENTRAVISION COMMUNICATIONS CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A